Related Party Transactions (Details Narrative) - Scienture Inc [Member] - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024
Related Party Transaction [Line Items]
Termination fee	$ 1,285,000	$ 1,285,000
Lease payments		14,440	0	$ 7,200	$ 0
Research and Development Expenses		1,520,947	946,435	2,029,812	3,061,493
Subsequent Event [Member]
Related Party Transaction [Line Items]
Convertible note	$ 3,665,220
Short term						$ 250,000
Promissory Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Short term						$ 265,000
Kesin Pharma Corporation [Member]
Related Party Transaction [Line Items]
Milestone structure		0	800,000	800,000	300,000
Saptalis Pharmaceuticals LLC [Member]
Related Party Transaction [Line Items]
Research and Development Expenses		$ 106,539	189,027	$ 355,124	$ 647,566
Director [Member]
Related Party Transaction [Line Items]
Convertible note			$ 250,000